Expense Example {- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Income Fund-Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Equity Income Fund-Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Equity Income Fund-Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	2,030
Fidelity Advisor Equity Income Fund - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Equity Income Fund-Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665